Financial Instruments - Financial instruments, changes in Fair Value of level 3 instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Beginning balance, Financial assets	€ 184,946
Ending balance, Financial assets	431,425	€ 184,946
Level 3 | Convertible loans - embedded derivative
Financial assets
Beginning balance, Financial assets	14,948
Changes from fair value remeasurement		15,222
Ending balance, Financial assets		14,948
Financial liabilities
Beginning balance, Financial liabilities		0
Purchases / issuances	312	(274)
Changes from fair value remeasurement	(6,326)
Conversion	(8,934)
Ending balance, Financial liabilities	0
Level 3 | Promissory notes
Financial assets
Beginning balance, Financial assets	676	0
Purchases / issuances	1,051	627
Changes from fair value remeasurement		58
Foreign exchange effects		(9)
Conversion	(2,222)
Ending balance, Financial assets		€ 676
Financial liabilities
Changes from fair value remeasurement	475
Foreign exchange effects	20
Ending balance, Financial liabilities	€ 0